Accounts receivable - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Jan. 01, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Current trade receivables	$ 4,381,563	$ 142,582	$ 6,344,246
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Current trade receivables	4,384,232		6,346,156	$ 5,364,156
Accounts receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Current trade receivables	4,357,073		6,327,791
Accounts receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Current trade receivables	$ 27,159		$ 18,365